Operating Segments Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating Segments Information
4 0 .	OPERATING SEGMENTS INFORMATION
The Group has the following reportable segments: Packaging, Testing and EMS. The Group packages bare semiconductors into finished semiconductors with enhanced electrical and thermal characteristics; provides testing services, including front-end
engineering testing, wafer probing and final testing services; engages in the designing, assembling, manufacturing and sale of electronic components and telecommunications equipment motherboards. Information about other business activities and operating segments that are not reportable are combined and disclosed in “Others.” The Group engages in other activities such as substrate production as well as sale and leasing of real estate properties.
The accounting policies for segments are the same as those described in Note 4. The measurement basis for resources allocation and performance evaluation is based on profit before income tax.

a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2019

Revenue from external customers	$198,916,897	$42,658,686	$165,789,479	$5,817,122	$—	$413,182,184
Inter-group revenues (Note 1)	5,370,963	231,399	60,638,567	7,431,399	(73,672,328)	—
Segment revenues	204,287,860	42,890,085	226,428,046	13,248,521	—	486,854,512
Interest income	186,291	90,091	249,487	284,458	(260,646)	549,681
Interest expense	(3,403,475)	(545,609)	(255,404)	(243,013)	260,646	(4,186,855)
Depreciation and amortization	(33,456,831)	(12,379,703)	(2,534,825)	(2,095,482)	—	(50,466,841)
Share of the profit or loss of associates and joint ventures	75,303	39,852	67,120	—	—	182,275
Impairment loss	(601,066)	(141)	—	—	—	(601,207)
Segment profit before income tax	7,572,763	10,321,537	6,082,106	(696,595)	—	23,279,811
Expenditures for segment assets	35,462,305	23,966,051	2,770,129	875,402	—	63,073,887

December 31, 2019

Investments accounted for using the equity method	8,867,316	1,123,490	2,094,401	—	—	12,085,207
Contract assets	4,162,124	1,735,192	—	—	—	5,897,316

For the year ended December 31, 2020

Revenue from external customers	218,666,071	47,271,074	204,690,669	6,350,896	—	476,978,710
Inter-group revenues (Note 1)	10,436,168	435,587	21,472,775	7,234,303	(39,578,833)	—
Segment revenues	229,102,239	47,706,661	226,163,444	13,585,199	—	516,557,543
Interest income	133,160	79,821	275,766	32,036	—	520,783
Interest expense	(2,244,280)	(564,269)	(443,519)	(185,160)	—	(3,437,228)
Depreciation and amortization	(32,333,229)	(14,189,024)	(2,877,546)	(1,859,266)	—	(51,259,065)
Share of the profit or loss of associates and joint ventures	362,133	99,670	85,809	—	—	547,612
Impairment loss	(218,600)	(773,673)	—	—	—	(992,273)
Segment profit before income tax	17,476,440	10,277,760	8,438,766	(424,168)	—	35,768,798
Expenditures for segment assets	38,643,303	14,275,397	5,614,409	491,092	—	59,024,201

December 31, 2020

Investments accounted for using the equity method	9,146,344	1,340,307	2,320,022	—	—	12,806,673
Contract assets	3,641,244	1,141,660	—	—	—	4,782,904

For the year ended December 31, 2021

Revenue from external customers	272,543,899	49,978,736	239,488,267	7,986,231	—	569,997,133
Inter-group revenues (Note 1)	7,244,889	339,619	27,825,073	7,527,260	(42,936,841)	—
Segment revenues	279,788,788	50,318,355	267,313,340	15,513,491	—	612,933,974
Interest income	61,141	88,874	301,072	91,242	—	542,329
Interest expense	(1,604,107)	(405,648)	(629,584)	(159,596)	—	(2,798,935)
Depreciation and amortization	(34,384,500)	(13,819,080)	(4,336,266)	(1,984,431)	—	(54,524,277)
Share of the profit or loss of associates and joint ventures	737,650	66,107	95,943	—	—	899,700
Impairment loss	(86,997)	(39,769)	—	—	—	(126,766)
Segment profit before income tax	41,581,126	11,998,938	8,528,675	18,085,030	—	80,193,769
Expenditures for segment assets	48,531,368	16,773,513	7,654,560	1,458,100	—	74,417,541

December 31, 2021

Investments accounted for using the equity method	12,744,756	1,896,372	2,355,472	—	—	16,996,600
Contract assets	4,735,181	872,028	—	—	—	5,607,209

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2021

Revenue from external customers	$9,824,942	$1,801,685	$8,633,319	$287,896	$—	$20,547,842
Inter-group revenues (Note 1)	261,171	12,243	1,003,067	271,350	(1,547,831)	—
Segment revenues	10,086,113	1,813,928	9,636,386	559,246	—	22,095,673
Interest income	2,204	3,204	10,853	3,289	—	19,550
Interest expense	(57,827)	(14,623)	(22,696)	(5,753)	—	(100,899)
Depreciation and amortization	(1,239,528)	(498,164)	(156,318)	(71,537)	—	(1,965,547)
Share of the profit or loss of associates and joint ventures	26,591	2,383	3,459	—	—	32,433
Impairment loss	(3,137)	(1,434)	—	—	—	(4,571)
Segment profit before income tax	1,498,959	432,550	307,450	651,947	—	2,890,906
Expenditures for segment assets	1,749,509	604,669	275,940	52,563	—	2,682,681

December 31, 2021

Investments accounted for using the equity method	459,436	68,362	84,913	—	—	612,711
Contract assets	170,698	31,436	—	—	—	202,134
Note 1: Inter-group revenues were eliminated upon consolidation.
Note 2:	The disaggregated product and service type from the Group’s contract with customer is the same as those disclosed in above reportable segment.

b.	Revenue from major products and services

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$198,916,897	$218,666,071	$272,543,899	$9,824,942
Testing service	42,658,686	47,271,074	49,978,736	1,801,685
EMS	165,789,479	204,690,669	239,488,267	8,633,319
Others	5,817,122	6,350,896	7,986,231	287,896

	$413,182,184	$476,978,710	$569,997,133	$20,547,842

c.	Geographical information
The Group’s revenue from external customers by location of headquarter and information about its non-current
assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

United States	$245,521,027	$297,117,001	$353,500,361	$12,743,344
Taiwan	51,244,470	64,829,301	94,598,067	3,410,168
Asia	75,938,364	74,447,091	62,523,167	2,253,900
Europe	38,613,132	39,477,306	57,910,641	2,087,622
Others	1,865,191	1,108,011	1,464,897	52,808

	$413,182,184	$476,978,710	$569,997,133	$20,547,842

2)	Non-current assets

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Taiwan	$239,353,978	$252,525,376	$9,103,294
China	66,253,694	65,375,423	2,356,720
Others	31,875,938	34,702,992	1,251,009

	$337,483,610	$352,603,791	$12,711,023

Non-current
assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.

d.	Major customers
Except customer A from which the operating revenues generated from packaging and EMS segments were

NT$103,987,781

thousand,

NT$145,952,908 thousand and NT$158,624,032 thousand (US$5,718,242 thousand) for the years ended December 31, 2019, 2020 and 2021, respectively, and customer B from which the operating revenues generated from packaging and testing segments was NT$44,653,072 thousand for the year ended December 31, 2019, the Group did not have any other individual customer from which the operating revenues exceeded 10% of operating revenues for the years ended December 31, 2019, 2020 and 2021.